UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Capital Holdings II LLC

Address:   Harborside Financial Center
           Plaza 5, Suite 2330
           Jersey City, NJ 07311


Form 13F File Number: 28-14173


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Edwards
Title:  Member
Phone:  201-793-0570

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey Edwards                Jersey City, NJ                    3/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-14174         New Vernon Investment Management LLC
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $       59,153
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102   14,152  173,863 SH       DEFINED    N/A      173,863      0    0
DR REDDYS LABS LTD           ADR              256135203      403   10,800 SH       DEFINED    N/A       10,800      0    0
GAFISA S A                   SPONS ADR        362607301    4,052  315,600 SH       DEFINED    N/A      315,600      0    0
ICICI BK LTD                 ADR              45104G104    9,219  185,000     CALL DEFINED    N/A      185,000      0    0
ISHARES TR                   MSCI EMERG MKT   464287234    2,093   43,000 SH       DEFINED    N/A       43,000      0    0
ISHARES TR                   MSCI EMERG MKT   464287234   18,981  390,000     PUT  DEFINED    N/A      390,000      0    0
ISHARES TR                   FTSE CHINA25 IDX 464287184    2,066   46,000 SH       DEFINED    N/A       46,000      0    0
POWERSHS DB MULTI SECT COMM  DB AGRICULT FD   73936B408    1,951   57,000 SH       DEFINED    N/A       57,000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    6,236   78,200 SH       DEFINED    N/A       78,200      0    0


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